INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Investments in associates (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 COP ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 COP ($)
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Total OCI	$ 4,874,389	$ 3,189,014
OCI (Equity method)	2,913	5,020		$ 8,151
Investment in associates	2,720,559	2,506,315
Contingent liabilities incurred in relation to interests in associates	$ 0	$ 0
P.A. Viva Malls
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Development and operation of commercial spaces	Development and operation of commercial spaces	Development and operation of commercial spaces
Country	Colombia	Colombia	Colombia
Percentage of Ownership interest	49.00%	49.00%	49.00%
Refund of contributions	$ 13,279
Proteccion S.A.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Administration of pension funds and severances	Administration of pension funds and severances	Administration of pension funds and severances
Country	Colombia	Colombia	Colombia
Percentage of Ownership interest	20.58%	20.58%	20.58%
Titularizadora Colombiana S.A. Hitos
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Mortgage portfolio securities	Mortgage portfolio securities	Mortgage portfolio securities
Country	Colombia	Colombia	Colombia
Percentage of Ownership interest	26.98%	26.98%	26.98%
Redeban Multicolor S.A.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Network data transmission services	Network data transmission services	Network data transmission services
Country	Colombia	Colombia	Colombia
Percentage of Ownership interest	20.36%	20.36%	20.36%
ACH Colombia S.A.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Electronic transfer services	Electronic transfer services	Electronic transfer services
Country	Colombia	Colombia	Colombia
Percentage of Ownership interest	19.94%	19.94%	19.94%
P.A La Felicidad.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Real estate ecosystems	Real estate development	Real estate development
Country	Colombia	Colombia	Colombia
Percentage of Ownership interest	20.00%	20.00%	20.00%
Capital contributions to associates	$ 2,413
Servicio Salvadoreno de Proteccion, S. A. de C.V.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Custodial services and transfer of monetary types	Custodial services and transfer of monetary types	Custodial services and transfer of monetary types
Country	El Salvador	El Salvador	El Salvador
Percentage of Ownership interest	25.00%	25.00%	25.00%
P.A Madrid II
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Real estate ecosystems	Real estate development	Real estate development
Country	Colombia	Colombia	Colombia
Percentage of Ownership interest	20.00%	20.00%	20.00%
Capital contributions to associates	$ 1,954
Reintegra S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Collections and recovery of portfolio	Collections and recovery of portfolio	Collections and recovery of portfolio
Country	Colombia	Colombia	Colombia
Percentage of Ownership interest	46.00%	46.00%	46.00%
Capital contributions to associates		$ 1,612
P.A Boreal
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Real estate ecosystems	Real estate development	Real estate development
Country	Colombia	Colombia	Colombia
Percentage of Ownership interest	20.00%	20.00%	20.00%
Refund of contributions	$ 3,300
Servicios Financieros, S.A. de C.V.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Processing of financial transactions and electronic payment methods	Processing of financial transactions and electronic payment methods	Processing of financial transactions and electronic payment methods
Country	El Salvador	El Salvador	El Salvador
Percentage of Ownership interest	49.78%	49.78%	49.78%
Percentage of voting equity interests acquired		1.92%
Capital contributions to associates			$ 670
Servicios de Identidad Digital S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Provide digital citizens services	Provide digital citizens services	Provide digital citizens services
Country	Colombia	Colombia	Colombia
Percentage of Ownership interest	33.33%	33.33%	33.33%
Capital contributions to associates	$ 4,539	$ 5,333
P.A Distrito Vera
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Real estate ecosystems
Country	Colombia
Percentage of Ownership interest	33.33%
ACH de El Salvador, S. A. de C.V.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Electronic transfer services	Electronic transfer services	Electronic transfer services
Country	El Salvador	El Salvador	El Salvador
Percentage of Ownership interest	25.00%	25.00%	25.00%
P.A Mirador de la Cienaga
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Real estate ecosystems
Country	Colombia
Percentage of Ownership interest	13.00%
Agricapital S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Financial services
Country	Colombia
Percentage of Ownership interest	10.02%
Percentage of voting equity interests acquired	10.02%
Capital contributions to associates	$ 1,254
Internacional Ejecutiva de Aviacion S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Aircraft and aircraft travel	Aircraft and aircraft travel	Aircraft and aircraft travel
Country	Colombia	Colombia	Colombia
Percentage of Ownership interest	25.00%	33.33%	33.33%
Refund of contributions	$ 1,148
Impairment loss recognized in the Statement of Income	$ 1,733	$ 4,399
Percentage of ownership interests sold	25.00%
P.A. La Felicidad, P.A. Boreal and P.A. Madrid II
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Percentage of voting equity interests acquired		20.00%
Capital contributions to associates		$ 28,910
Associates
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Included in earnings	$ 179,033	123,577
Total OCI	15,605	12,714
OCI (Equity method)	2,891	(758)
OCI (TA)	(430)	(25)
OCI (Deferred tax)	(982)	(76)
Investment in associates	2,138,156	1,973,092
Associates | P.A. Viva Malls
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Included in earnings	105,202	56,116
Investment in associates	1,355,688	1,263,765
Associates | Proteccion S.A.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Included in earnings	56,901	59,959
Total OCI	17,694	15,529
OCI (Equity method)	2,165	264
OCI (Deferred tax)	(824)	(56)
Investment in associates	630,821	582,073
Associates | Titularizadora Colombiana S.A. Hitos
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Included in earnings	737	2,274
Total OCI	(1,379)	(1,398)
OCI (Equity method)	19	172
OCI (Deferred tax)	(34)	(7)
Investment in associates	34,241	36,081
Associates | Redeban Multicolor S.A.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Included in earnings	3,743	816
Total OCI	(605)	(651)
OCI (Equity method)	46
OCI (Deferred tax)	(48)	1
Investment in associates	26,045	22,256
Associates | ACH Colombia S.A.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Included in earnings	14,448	9,191
Total OCI	(952)	(952)
OCI (Deferred tax)	(85)	3
Investment in associates	18,854	13,505
Associates | P.A La Felicidad.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Included in earnings	3
Investment in associates	14,443	12,027
Associates | Servicio Salvadoreno de Proteccion, S. A. de C.V.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Included in earnings	1,549	241
Total OCI	(740)	(727)
OCI (Equity method)	(13)
OCI (TA)	(210)	(5)
OCI (Deferred tax)	9	(29)
Investment in associates	13,145	9,914
Associates | P.A Madrid II
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Included in earnings	(3)
Investment in associates	9,117	7,166
Associates | Reintegra S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Total OCI	1,742	1,742
Investment in associates	8,049	0
Associates | P.A Boreal
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Included in earnings	1,520	6
Investment in associates	7,942	9,722
Associates | Servicios Financieros, S.A. de C.V.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Included in earnings	803	395
Total OCI	9	9
OCI (TA)	(81)	36
Investment in associates	7,801	5,991
Associates | Servicios de Identidad Digital S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Included in earnings	(4,878)	(2,798)
Investment in associates	4,566	4,905
Associates | P.A Distrito Vera
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Included in earnings	237
Investment in associates	2,680
Associates | ACH de El Salvador, S. A. de C.V.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Included in earnings	395	204
Total OCI	6	6
OCI (TA)	(139)	(56)
Investment in associates	1,686	1,349
Associates | P.A Mirador de la Cienaga
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Included in earnings	(1)
Investment in associates	1,329
Associates | Agricapital S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Included in earnings	(63)
Investment in associates	1,191
Associates | Internacional Ejecutiva de Aviacion S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Included in earnings	(1,560)	(2,827)
Total OCI	(170)	(844)
OCI (Equity method)	674	(1,194)
OCI (Deferred tax)		12
Investment in associates	$ 558	$ 4,338
Inversiones CFNS S.A.S. | P.A Mirador de la Cienaga
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Percentage of voting equity interests acquired	20.00%
Capital contributions to associates	$ 1,330
FCP Fondo Inmobiliario Colombia | P.A Distrito Vera
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Initial cost	3,191
Capital contributions to associates	1,780
Refund of contributions	$ 2,529